Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2020
Notes to the consolidated statements of income
Notes to the consolidated statements of income

4.     Notes to the consolidated statements of income

a)      Revenue

The Company has recognized the following revenue in the consolidated statement of income for the year ended December 31, 2020, 2019 and 2018:

Revenue

in € THOUS

	2020			2019			2018
	Revenue from			Revenue from			Revenue from
	contracts with	Other		contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	12,558,644	—	12,558,644	12,447,092	—	12,447,092	11,420,415	—	11,420,415
Care Coordination	1,251,945	303,810	1,555,755	1,176,227	248,900	1,425,127	1,622,862	221,012	1,843,874
	13,810,589	303,810	14,114,399	13,623,319	248,900	13,872,219	13,043,277	221,012	13,264,289

Health care products
Dialysis products	3,538,605	104,669	3,643,274	3,402,987	125,519	3,528,506	3,115,753	93,068	3,208,821
Non-dialysis products	101,390	—	101,390	75,830	—	75,830	73,763	—	73,763
	3,639,995	104,669	3,744,664	3,478,817	125,519	3,604,336	3,189,516	93,068	3,282,584
Total	17,450,584	408,479	17,859,063	17,102,136	374,419	17,476,555	16,232,793	314,080	16,546,873

For further information on the revenue attributable to our operating segments, see note 26.

The Company has recognized the following amounts as receivables and contract liabilities relating to contracts with customers for the years ended December 31, 2020 and 2019:

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS

	2020	2019

Trade accounts receivables from unrelated parties	3,084,311	3,341,111
Contract liabilities	876,051	22,802

Impairment losses in the amount of €27,541,  €41,982 and €16,981 for the years ended December 31, 2020, 2019 and 2018, respectively, relate to receivables arising from contracts with customers.

The change in the contract liabilities balance during the period results primarily from advance payments received under the CMS Accelerated and Advance Payment program which are recorded as contract liabilities upon receipt and recognized as revenue when the respective services are provided.

Contract liabilities also relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Contract liabilities are shown in the consolidated balance sheet in line items “Current provisions and other current liabilities” and “Non-current provisions and other non-current liabilities”.

At December 31, 2020, revenue recognized that was included in the contract liabilities balance at the beginning of the period was €17,790 (2019: €12,608).

At December 31, 2020, performance obligations of €1,916,558 (2019: €1,160,077 and 2018: €1,157,314) are unsatisfied (or partially unsatisfied).

Expected recognition of the transaction price allocated to unsatisfied performance obligations as revenue for the next five years and in the aggregate for the five years thereafter are as follows:

Unsatisfied performance obligations

in € THOUS

1 year	856,206
1 - 3 years	683,293
3 - 5 years	272,549
5 - 10 years	104,510
Total	1,916,558

b)    Selling, general and administrative expenses

Selling, general and administrative expenses are generated in the administrative, logistic and selling functions which are not attributable to production or research and development. Furthermore, general and administrative expenses included realized and unrealized foreign exchange gains and losses. In addition, in 2020 general and administrative expenses included the Impairment Loss in the Latin America Segment of €194,468, reimbursement payments and funding received related to economic assistance programs to address the consequences of the COVID-19 pandemic (see note 4i)) in the amount of €27,414, net gains from changes in the fair value of investments of €20,938, mainly related to equity investments, income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies of €39,540, a net gain related to variable payments outstanding for acquisitions of €1,996 mainly due to revaluation, a net loss from the sale of fixed assets of €17,358, a gain from the settlement of pension plans in the U.S. in the amount of €331 (see note 16), an impairment loss on intangible assets of €1,066, a net gain from the sale of investments and divestitures of  €11,159 as well as a gain from right-of-use assets of  €12,867. In addition, in 2019 general and administrative expenses included net gains from changes in the fair value of investments of €97,375, mainly related to equity investments, income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies of €60,471, a net gain related to variable payments outstanding for acquisitions of €41,537 mainly due to revaluation, a net loss from the sale of fixed assets of €28,911, a gain from the settlement of pension plans in the US in the amount of €4,754 (see note 16), an impairment loss on intangible assets of €932 as well as a net loss from the sale of  investments and divestitures of €68. General and administrative expenses also included costs for restructuring activities related to the Company’s cost optimization program in the amount of €91,689, mainly for the impairment of right-of-use assets, the sale of fixed assets as well as severance payments. In 2018, general and administrative expenses included a Foreign Corrupt Practices Act (“FCPA”) related charge of €77,200 (see note 22), an impairment loss on intangible assets of €64,719, income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies of €53,283, a net gain from the revaluation of variable payments outstanding for acquisitions of €36,327, a net gain from the sale of fixed assets of €6,041, net losses from changes in the fair value of investment of €9,762 and a net gain from the sale of investments and divestitures of €1,824.

c)    (Gain) loss related to divestitures of Care Coordination activities

On June 28, 2018, the Company divested its controlling interest in Sound to an investment consortium led by Summit Partners, L.P. The total transaction proceeds were $1,770,516  (€1,531,109), net of related tax payments. The pre-tax gain related to divestitures for Care Coordination activities for the year ended December 31, 2018 was €809,003, which primarily related to this divestiture, the effect of the six month impact from the increase in valuation of Sound’s share based payment program, incentive compensation expense and other costs caused by the divestment of Sound. Sound was included in Care Coordination within the North America Segment.

d)    Research and development expenses

Research and development expenses of €193,774 (2019: €168,028 and 2018: €114,074) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €5,024 (2019: €3,052 and 2018: €341).

e) Cost of materials

The cost of materials for the year ended December 31, 2020, 2019 and 2018 consisted of the following:

Cost of materials

in € THOUS

	2020	2019	2018

Cost of raw materials, supplies and purchased components	3,959,216	4,031,371	3,395,895
Cost of purchased services	261,805	258,959	233,638
Cost of materials	4,221,021	4,290,330	3,629,533

f) Personnel expenses

Included within costs of revenue, selling, general and administrative expenses and research and development expenses are personnel expenses in the amount of €7,067,407,  €6,799,358 and €6,439,653 for the year ended December 31, 2020, 2019 and 2018, respectively. Personnel expenses consisted of the following:

Personnel expenses

in € THOUS

	2020	2019	2018

Wages and salaries	5,753,795	5,448,662	5,025,128
Social security contributions and cost of
retirement benefits and social assistance	1,313,612	1,350,696	1,414,525
thereof retirement benefits	181,347	174,009	156,581
Personnel expenses	7,067,407	6,799,358	6,439,653

The Company employed the following personnel on a full-time equivalents basis, on average, for the following years:

Employees by function

	2020	2019	2018

Production and Services	106,797	103,896	97,971
Administration	12,525	11,634	10,510
Sales and Marketing	3,972	3,253	3,360
Research and Development	1,198	1,050	881
Total employees	124,492	119,833	112,722

g) Net interest

Net interest in the amount of €368,019 (2019: €429,444 and 2018: €301,062) included interest expense of €409,978 (2019: €491,061 and 2018: €448,471) and interest income of €41,959 (2019: €61,617 and 2018: €147,409). Interest expense resulted mainly from the Company’s financial liabilities including outstanding bonds, loans and credit facilities (see note 13 and note 14), lease liabilities and lease liabilities from related parties (see note 21) as well as interest expense related to uncertain tax treatments. In 2020, interest income primarily results from interest on overdue receivables , valuation of derivatives and lease receivables. In 2019, interest income primarily results from the valuation of the derivatives embedded in the equity-neutral convertible bonds (“Convertible Bonds”), as well as interest on overdue receivables and lease receivables. In 2018, interest income primarily results from the valuation of the derivatives embedded in the Convertible Bonds, interest on overdue receivables and lease receivables as well as interest related to uncertain tax treatments.

h)     Income taxes

Income before income taxes is attributable to the following geographic locations:

Income before income taxes

in € THOUS

	2020	2019	2018

Germany	160,866	101,734	161,861
United States	1,487,931	1,149,149	2,191,834
Other	287,593	589,231	383,041
Total	1,936,390	1,840,114	2,736,736

Income tax expense (benefit) for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

Income tax expense (benefit)

in € THOUS

	2020	2019	2018
Current
Germany	17,879	(59,928)	45,136
United States	242,062	168,503	261,211
Other	129,512	228,773	115,561
	389,453	337,348	421,908
Deferred
Germany	27,844	48,313	(34,685)
United States	95,444	57,352	145,700
Other	(12,183)	(41,399)	(21,844)
	111,105	64,266	89,171
Total	500,558	401,614	511,079

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 30.21% for the fiscal years ended December 31, 2020 and 2019 and 30.18% for December 31, 2018, respectively.

Reconciliation of income taxes

in € THOUS

	2020	2019	2018

Expected corporate income tax expense	584,983	555,898	825,810
Tax free income	(51,231)	(65,889)	(50,747)
Income from equity method investees	(28,510)	(23,683)	(18,185)
Tax rate differentials	(71,755)	(58,386)	(106,258)
Non-deductible expenses(1)	106,437	44,283	60,721
Taxes for prior years	(2,748)	(5,454)	(91,138)
Noncontrolling partnership interests	(70,300)	(60,724)	(61,936)
Tax on divestitures	—	—	(74,560)
Tax rate changes	4,221	2,743	(219)
Change in realizability of deferred tax assets and tax credits	12,627	8,519	3,211
Withholding taxes	4,858	13,083	4,564
Other	11,976	(8,776)	19,816
Income tax expense	500,558	401,614	511,079

Effective tax rate	25.9%	21.8%	18.7%
(1)	Non-deductible tax expenses for the year ended December 31, 2020 included €58,749 related to the Impairment Loss in the Latin America Segment discussed above.

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2020 and 2019, are presented below:

Deferred income tax assets and liabilities

in € THOUS

	2020	2019
Deferred tax assets
Trade accounts receivable	16,243	13,392
Inventories	73,087	71,915
Intangible assets	4,817	4,994
Property, plant and equipment and other non-current assets	78,545	72,769
Lease Liabilities	853,352	1,164,620
Provisions and other liabilities	187,406	50,819
Pension liabilities	148,808	135,356
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	111,861	175,394
Derivatives	11,447	3,027
Compensation expense related to stock options	3,064	3,426
Other	41,598	36,403
Total deferred tax assets	1,530,228	1,732,115

Deferred tax liabilities
Trade accounts receivable	38,753	30,310
Inventories	3,066	19,324
Intangible assets	759,146	632,984
Property, plant and equipment and other non-current assets	228,609	165,082
Right-of-use assets	780,321	1,068,409
Provisions and other liabilities	13,204	92,756
Derivatives	1,508	372
Other	140,355	101,384
Total deferred tax liabilities	1,964,962	2,110,621
Net deferred tax liabilities	(434,734)	(378,506)

In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities

in € THOUS

	2020	2019

Deferred tax assets	351,152	361,196
Deferred tax liabilities	785,886	739,702
Net deferred tax liabilities	(434,734)	(378,506)

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit). This is due to deferred taxes that are booked directly to equity, the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, the acquisition and disposal of entities as part of ordinary activities and the reclassification of deferred tax assets and liabilities which are presented on the face of the balance sheet as components of other assets and liabilities.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards

in € THOUS

2021	14,918
2022	10,324
2023	14,163
2024	29,173
2025	46,365
2026	5,840
2027	7,590
2028	5,275
2029	10,585
2030 and thereafter	166,111
Without expiration date	195,637
Total	505,981

Included in the balance of net operating loss carryforwards at December 31, 2020 are €218,710 not expected to be absorbed. Deferred tax assets regarding this portion are not recognized.

In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2020.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2020, the Company provided for €7,353 (2019: €6,645) of deferred tax liabilities associated with earnings that are likely to be distributed in 2021 and the following years. Provision has not been made for additional taxes on €8,747,019 (2019: €8,867,422) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however, calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

i) Impacts of COVID-19

The Company provides life-sustaining dialysis treatments and other critical healthcare services and products to patients. Its patients need regular and frequent dialysis treatments, or else they face significant health consequences that would result in either hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support healthcare providers and patients.

The Company has recorded €251,662 of related reimbursement payments and funding. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns. At the same time the Company incurred lower costs in certain areas, for example for travel. Overall, including COVID-19 reimbursements, the Company concluded that COVID-19 resulted in an immaterial impact to net income attributable to shareholders of FMC-AG & Co. KGaA for the year ended December 31, 2020.

The Company received U.S. federal relief funding under the CARES Act in the amount of $284,600  (€249,168 for the year ended December 31, 2020). Additionally, the Company recorded a contract liability for advance payments received under the CMS Accelerated and Advance Payment program within current provisions and other current liabilities and non-current provisions and other non-current liabilities in the amount of €852,437 as of December 31, 2020.

For further information regarding government grants, see note 1y).